File No. 2-34100
Fidelity Systematic Investment Plans

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 75
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

A. Exact Name of Trust
FIDELITY SYSTEMATIC INVESTMENT PLANS: Destiny Plans I: O and Destiny Plans II: O Destiny Plans I: N and Destiny Plans II: N

B. Name of Depositor:
FIDELITY DISTRIBUTORS CORPORATION

C. Complete Address of Depositor's Principal Executive Offices:
82 Devonshire Street Boston, Massachusetts 02109

D. Name and Complete Address of Agent for Services:
Eric D. Roiter Fidelity Distributors Corporation 82 Devonshire Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):
( )	immediately upon filing pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	On ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
(X)	60 days after filing pursuant to paragraph (a)(i) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(i) at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(ii) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(ii) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT FILE NO. 2-34100

This registration statement comprises the following papers and documents:

The Facing Sheet

The Prospectuses

The Undertaking to file reports

The Signatures

Written Consents of the following persons:

PricewaterhouseCoopers LLP (to be filed by amendment)

Deloite & Touche LLP (to be filed by amendment)

The Exhibits

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: N

PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponsor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS II: N

PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponso; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: O PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponsor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS II: O PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

Fidelity®
Systematic
Investment Plans:
Destiny® Plans I: N

Prospectus
January 29, 2007

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders.

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: N

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: N (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class A shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: N purchases Class A shares of Fidelity Advisor Diversified Stock Fund (the "Fund").

The Plan deducts Creation and Sales Charges equal to as much as 50% of each of your first twelve monthly investments. On 10 year Plans, the Creation and Sales Charges range from 5.00% on $6,000 Plans ($50 a month) to 1.50% on $1,200,000 Plans ($10,000 a month) of the total amount invested. On 15 year Plans, the Creation and Sales Charges range from 3.33% on $9,000 Plans ($50 a month) to 1.00% on $1,800,000 Plans ($10,000 a month) of the total amount invested.

The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class A shares of the Fund. Class A shares of the Fund are subject to certain annual expenses, including management fees and 12b-1 fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section beginning on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class A shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page <Click Here>. You do not have to purchase a Plan to make monthly investments in mutual funds, including the Fund. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

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Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Account Fees	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

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3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

 Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, the Fund and Destiny II. The Fund is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies and risks are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.

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FEES AND EXPENSES

Your Plan pays two kinds of fees: Creation and Sales Charges and Account Fees. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees and charges imposed on Class A shares of the Fund, including management fees, 12b-1 fees and other expenses. Your Plan indirectly pays these fees because it invests in Class A shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. See "Your Cancellation and Refund Rights" on page <Click Here>.

The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 6,000.00	$ 25.00	$ 300.00	5.00%	5.26%
75.00	9,000.00	37.50	450.00	5.00	5.26
100.00	12,000.00	50.00	600.00	5.00	5.26
125.00	15,000.00	62.50	750.00	5.00	5.26
150.00	18,000.00	75.00	900.00	5.00	5.26
166.66	19,999.20	83.33	999.96	5.00	5.26
200.00	24,000.00	100.00	1,200.00	5.00	5.26
250.00	30,000.00	125.00	1,500.00	5.00	5.26
291.66	34,999.20	145.83	1,749.96	5.00	5.26
300.00	36,000.00	150.00	1,800.00	5.00	5.26
333.33	39,999.60	166.67	1,999.98	5.00	5.26
350.00	42,000.00	175.00	2,100.00	5.00	5.26
375.00	45,000.00	187.50	2,250.00	5.00	5.26
400.00	48,000.00	200.00	2,400.00	5.00	5.26
416.66	49,999.20	208.33	2,499.96	5.00	5.26
450.00	54,000.00	225.00	2,700.00	5.00	5.26
500.00	60,000.00	250.00	3,000.00	5.00	5.26
600.00	72,000.00	300.00	3,600.00	5.00	5.26
700.00	84,000.00	350.00	4,200.00	5.00	5.26
800.00	96,000.00	400.00	4,800.00	5.00	5.26
900.00	108,000.00	450.00	5,400.00	5.00	5.26
1,000.00	120,000.00	500.00	6,000.00	5.00	5.26
1,250.00	150,000.00	625.00	7,500.00	5.00	5.26
1,500.00	180,000.00	675.00	8,100.00	4.50	4.71
1,750.00	210,000.00	700.00	8,400.00	4.00	4.17
2,000.00	240,000.00	750.00	9,000.00	3.75	3.90
2,500.00	300,000.00	812.50	9,750.00	3.25	3.36
5,000.00	600,000.00	1,250.00	15,000.00	2.50	2.56
10,000.00	1,200,000.00	1,500.00	18,000.00	1.50	1.52

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 9,000.00	$ 25.00	$ 300.00	3.33%	3.45%
75.00	13,500.00	37.50	450.00	3.33	3.45
100.00	18,000.00	50.00	600.00	3.33	3.45
125.00	22,500.00	62.50	750.00	3.33	3.45
150.00	27,000.00	75.00	900.00	3.33	3.45
166.66	29,998.80	83.33	999.96	3.33	3.45
200.00	36,000.00	100.00	1,200.00	3.33	3.45
250.00	45,000.00	125.00	1,500.00	3.33	3.45
291.66	52,498.80	145.83	1,749.96	3.33	3.45
300.00	54,000.00	150.00	1,800.00	3.33	3.45
333.33	59,999.40	166.67	1,999.98	3.33	3.45
350.00	63,000.00	175.00	2,100.00	3.33	3.45
375.00	67,500.00	187.50	2,250.00	3.33	3.45
400.00	72,000.00	200.00	2,400.00	3.33	3.45
416.66	74,998.80	208.33	2,499.96	3.33	3.45
450.00	81,000.00	225.00	2,700.00	3.33	3.45
500.00	90,000.00	250.00	3,000.00	3.33	3.45
600.00	108,000.00	300.00	3,600.00	3.33	3.45
700.00	126,000.00	350.00	4,200.00	3.33	3.45
800.00	144,000.00	400.00	4,800.00	3.33	3.45
900.00	162,000.00	450.00	5,400.00	3.33	3.45
1,000.00	180,000.00	500.00	6,000.00	3.33	3.45
1,250.00	225,000.00	625.00	7,500.00	3.33	3.45
1,500.00	270,000.00	675.00	8,100.00	3.00	3.09
1,750.00	315,000.00	700.00	8,400.00	2.67	2.74
2,000.00	360,000.00	750.00	9,000.00	2.50	2.56
2,500.00	450,000.00	812.50	9,750.00	2.17	2.21
5,000.00	900,000.00	1,250.00	15,000.00	1.67	1.69
10,000.00	1,800,000.00	1,500.00	18,000.00	1.00	1.01

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
25 Year Plans
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 15,000.00	$ 25.00	$ 300.00	2.00%	2.04%
75.00	22,500.00	37.50	450.00	2.00	2.04
100.00	30,000.00	50.00	600.00	2.00	2.04
125.00	37,500.00	62.50	750.00	2.00	2.04
150.00	45,000.00	75.00	900.00	2.00	2.04
166.66	49,998.00	83.33	999.96	2.00	2.04
200.00	60,000.00	100.00	1,200.00	2.00	2.04
250.00	75,000.00	125.00	1,500.00	2.00	2.04
291.66	87,498.00	145.83	1,749.96	2.00	2.04
300.00	90,000.00	150.00	1,800.00	2.00	2.04
333.33	99,999.00	166.67	1,999.98	2.00	2.04
350.00	105,000.00	175.00	2,100.00	2.00	2.04
375.00	112,500.00	187.50	2,250.00	2.00	2.04
400.00	120,000.00	200.00	2,400.00	2.00	2.04
416.66	124,998.00	208.33	2,499.96	2.00	2.04
450.00	135,000.00	225.00	2,700.00	2.00	2.04
500.00	150,000.00	250.00	3,000.00	2.00	2.04
600.00	180,000.00	300.00	3,600.00	2.00	2.04
700.00	210,000.00	350.00	4,200.00	2.00	2.04
800.00	240,000.00	400.00	4,800.00	2.00	2.04
900.00	270,000.00	450.00	5,400.00	2.00	2.04
1,000.00	300,000.00	500.00	6,000.00	2.00	2.04
1,250.00	375,000.00	625.00	7,500.00	2.00	2.04
1,500.00	450,000.00	675.00	8,100.00	1.80	1.83
1,750.00	525,000.00	700.00	8,400.00	1.60	1.63
2,000.00	600,000.00	750.00	9,000.00	1.50	1.52
2,500.00	750,000.00	812.50	9,750.00	1.30	1.32
5,000.00	1,500,000.00	1,250.00	15,000.00	1.00	1.01
10,000.00	3,000,000.00	1,500.00	18,000.00	0.60	0.60

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
30 Year Plans
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	1.67%	1.69%
75.00	27,500.00	37.50	450.00	1.67	1.69
100.00	36,000.00	50.00	600.00	1.67	1.69
125.00	45,000.00	62.50	750.00	1.67	1.69
150.00	54,000.00	75.00	900.00	1.67	1.69
166.66	59,997.60	83.33	999.96	1.67	1.69
200.00	72,000.00	100.00	1,200.00	1.67	1.69
250.00	90,000.00	125.00	1,500.00	1.67	1.69
291.66	104,997.60	145.83	1,749.96	1.67	1.69
300.00	108,000.00	150.00	1,800.00	1.67	1.69
333.33	119,880.00	166.67	2,000.04	1.67	1.69
350.00	126,000.00	175.00	2,100.00	1.67	1.69
375.00	135,000.00	187.50	2,250.00	1.67	1.69
400.00	144,000.00	200.00	2,400.00	1.67	1.69
416.66	149,997.60	208.33	2,499.96	1.67	1.69
450.00	162,000.00	225.00	2,700.00	1.67	1.69
500.00	180,000.00	250.00	3,000.00	1.67	1.69
600.00	216,000.00	300.00	3,600.00	1.67	1.69
700.00	252,000.00	350.00	4,200.00	1.67	1.69
800.00	288,000.00	400.00	4,800.00	1.67	1.69
900.00	324,000.00	450.00	5,400.00	1.67	1.69
1,000.00	360,000.00	500.00	6,000.00	1.67	1.69
1,250.00	450,000.00	625.00	7,500.00	1.67	1.69
1,500.00	540,000.00	675.00	8,100.00	1.50	1.52
1,750.00	630,000.00	700.00	8,400.00	1.33	1.35
2,000.00	720,000.00	750.00	9,000.00	1.25	1.27
2,500.00	900,000.00	812.50	9,750.00	1.08	1.10
5,000.00	1,800,000.00	1,250.00	15,000.00	0.83	0.84
10,000.00	3,600,000.00	1,500.00	18,000.00	0.50	0.50

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	5.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	5,700.00	95.00	150.00	50.00	300.00	50.00	900.00	75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	3.33	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	8,700.00	97.67	150.00	50.00	300.00	50.00	900.00	75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	2.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	14,700.00	98.00	150.00	50.00	300.00	50.00	900.00	75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	1.67	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	17,700.00	98.33	150.00	50.00	300.00	50.00	900.00	75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-year (300 investments) and 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page <Click Here>.

The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

2. Account Fees

You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. See "The Custodian" on page <Click Here>. These additional Account Fees are described below.

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class A shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See "Keeping Your Plan Current" on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

 Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. Detailed information on the additional service fees may be obtained from the Sponsor or your investment professional.

 The Custodian deducts these Account Fees from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

 You may qualify to pay lower Creation and Sales Charges on Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of a Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year Plans may not be combined for purposes of taking advantage of these rights of accumulation.

 To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

 Each Plan must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

 Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class A shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

 There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan, unless you are exercising the Extended Investment Option. See "Extended Investement Option" on page 13. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions as your last scheduled investment and are not subject to additional Creation and Sales Charges. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

 Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required medallion signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

 Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a medallion signature guarantee.

 Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The IRA annual contribution limits will apply for such purposes.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

 The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. ("NASD").

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments within the first year of your Plan, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or part of your Plan, to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or UGMA Plan. Additional documentation may be required by the lending institution. To obtain further information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

 Where to send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page 16 and "Exchanging Shares" on page <Click Here> of the Funds' prospectus.

 Where to send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary medallion signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your termination request.

 Automated Clearing House or Bank Wire. You may redeem your shares via the ACH or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature, or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the Fund. To transfer your shares to the fund, you will need to complete a Fidelity Fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held by you directly may be exchanged at NAV for Class A shares of any of the Fidelity funds that offer Advisor classes of shares or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. FMR is the investment adviser of Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

 Exchanges between Destiny Plans I: N and Destiny Plans II: N (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: O or Destiny Plans II: O offered by means of separate prospectuses. Shares of any class of the Fund held by any Destiny Plans may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by any Destiny Plans be exchanged for shares of the Fund.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. New Fidelity Systematic Investment Plans are no longer offered for sale.

 In addition to the Plan described in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans II: N (together with the Plan, the "N Plans"), Destiny Plans I: O and Destiny Plans II: O (together, the "O Plans"). A copy of a separate prospectus describing Destiny Plans II: N is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999. The N Plans have been closed to new investors since October 27, 2006.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

 Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in the Plan purchase shares of Class A of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President of Fidelity Brokerage Company.

Steven P. Akin, Director and President (2006 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Scott Goebel, Vice President and Secretary (2006 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

Jane Greene, Treasurer and Controller (1999 - present), is Vice President of FMR Corp.

Craig Huntley, Executive Vice President (2006 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

John J. Hitt, Assistant Secretary (2006 - present), is Vice President and Associate General Counsel of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is Senior Vice President of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

 During the twelve months ended September 30, 2006, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS I: N

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-92		$ 600.00	$ 300.00	$ 300.00	$ 313.72
13	-	24	Sept-93		 1,200.00	 0.00	 900.00	 1,056.41
25	-	36	Sept-94		 1,800.00	 0.00	 1,5000.00	 1,790.74
37	-	48	Sept-95		 2,400.00	 0.00	 2,100.00	 2,955.49
49	-	60	Sept-96		 3,000.00	 0.00	 2,700.00	 4,037.20
61	-	72	Sept-97		 3,600.00	 0.00	 3,300.00	 6,144.35
73	-	84	Sept-98		 4,200.00	 0.00	 3,900.00	 7,218.75
85	-	96	Sept-99		 4,800.00	 0.00	 4,500.00	 9,109.10
97	-	108	Sept-00		 5,400.00	 0.00	 5,100.00	 9,323.27
109	-	120	Sept-01		 6,000.00	 0.00	 5,700.00	 6,534.81
121	-	132	Sept-02		 6,600.00	 0.00	 6,300.00	 5,743.97
133	-	144	Sept-03		 7,200.00	 0.00	 6,900.00	 7,476.69
145	-	156	Sept-04		 7,800.00	 0.00	 7,500.00	 8,594.05
157	-	168	Sept-05		 8,400.00	 0.00	 8,100.00	 10,494.25
169	-	180	Sept-06		 9,000.00	 0.00	 8,700.00	 12,170.14
				TOTAL	$ 9,000.00	$ 300.00	$ 8,700.00	$ 12,170.14

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-92		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,568.61
13	-	24	Sept-93		 6,000.00	 0.00	 4,500.00	 5,282.04
25	-	36	Sept-94		 9,000.00	 0.00	 7,500.00	 8,953.73
37	-	48	Sept-95		 12,000.00	 0.00	 10,500.00	 14,777.45
49	-	60	Sept-96		 15,000.00	 0.00	 13,500.00	 20,186.02
61	-	72	Sept-97		 18,000.00	 0.00	 16,500.00	 30,721.76
73	-	84	Sept-98		 21,000.00	 0.00	 19,500.00	 36,093.76
85	-	96	Sept-99		 24,000.00	 0.00	 22,500.00	 45,545.54
97	-	108	Sept-00		 27,000.00	 0.00	 25,500.00	 46,616.34
109	-	120	Sept-01		 30,000.00	 0.00	 28,500.00	 32,674.06
121	-	132	Sept-02		 33,000.00	 0.00	 31,500.00	 28,719.86
133	-	144	Sept-03		 36,000.00	 0.00	 34,500.00	 37,383.44
145	-	156	Sept-04		 39,000.00	 0.00	 37,500.00	 42,970.29
157	-	168	Sept-05		 42,000.00	 0.00	 40,500.00	 52,471.28
169	-	180	Sept-06		 45,000.00	 0.00	 43,500.00	 60,850.75
				TOTAL	$ 45,000.00	$ 1,500.00	$ 43,500.00	$ 60,850.75

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-97		$ 600.00	$ 300.00	$ 300.00	$ 344.58
13	-	24	Sept-98		 1,200.00	 0.00	 900.00	 968.20
25	-	36	Sept-99		 1,800.00	 0.00	 1,500.00	 1,733.74
37	-	48	Sept-00		 2,400.00	 0.00	 2,100.00	 2,241.62
49	-	60	Sept-01		 3,000.00	 0.00	 2,700.00	 1,938.80
61	-	72	Sept-02		 3,600.00	 0.00	 3,300.00	 2,042.11
73	-	84	Sept-03		 4,200.00	 0.00	 3,900.00	 3,074.76
85	-	96	Sept-04		 4,800.00	 0.00	 4,500.00	 3,880.29
97	-	108	Sept-05		 5,400.00	 0.00	 5,100.00	 5,088.53
109	-	120	Sept-06		 6,000.00	 0.00	 5,700.00	 6,216.81
				TOTAL	$ 6,000.00	$ 300.00	$ 5,700.00	$ 6,216.81

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-97		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,592.64
13	-	24	Sept-98		 6,000.00	 0.00	 4,500.00	 4,700.65
25	-	36	Sept-99		 9,000.00	 0.00	 7,500.00	 8,503.07
37	-	48	Sept-00		 12,000.00	 0.00	 10,500.00	 11,049.07
49	-	60	Sept-01		 15,000.00	 0.00	 13,500.00	 9,590.77
61	-	72	Sept-02		 18,000.00	 0.00	 16,500.00	 10,127.43
73	-	84	Sept-03		 21,000.00	 0.00	 19,500.00	 15,274.94
85	-	96	Sept-04		 24,000.00	 0.00	 22,500.00	 19,295.62
97	-	108	Sept-05		 27,000.00	 0.00	 25,500.00	 25,321.28
109	-	120	Sept-06		 30,000.00	 0.00	 28,500.00	 30,950.41
				TOTAL	$ 30,000.00	$ 1,500.00	$ 28,500.00	$ 30,950.41

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500.If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DESIN-PRO-0107
1.791857.103

Fidelity ®
Systematic
Investment Plans:
Destiny ® Plans II: N

Prospectus
January 29, 2007

 On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders.

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans II: N

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: N (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class A shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: N purchases Class A shares of Destiny II (the "Fund").

The Plan deducts Creation and Sales Charges equal to as much as 50% of each of your first twelve monthly investments. On 10 year Plans, the Creation and Sales Charges range from 5.00% on $6,000 Plans ($50 a month) to 1.50% on $1,200,000 Plans ($10,000 a month) of the total amount invested. On 15 year Plans, the Creation and Sales Charges range from 3.33% on $9,000 Plans ($50 a month) to 1.00% on $1,800,000 Plans ($10,000 a month) of the total amount invested.

The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class A shares of the Fund. Class A shares of the Fund are subject to certain annual expenses, including management fees and 12b-1 fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section beginning on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class A shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page <Click Here>. You do not have to purchase a Plan to make monthly investments in mutual funds, including the Fund. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

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Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Account Fees	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.


3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Fidelity Advisor Diversified Stock Fund and the Fund. The Fund is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies and risks are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.







FEES AND EXPENSES

Your Plan pays two kinds of fees: Creation and Sales Charges and Account Fees. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees and charges imposed on Class A shares of the Fund, including management fees, 12b-1 fees and other expenses. Your Plan indirectly pays these fees because it invests in Class A shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. See "Your Cancellation and Refund Rights" on page <Click Here>.

The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 6,000.00	$ 25.00	$ 300.00	5.00%	5.26%
75.00	9,000.00	37.50	450.00	5.00	5.26
100.00	12,000.00	50.00	600.00	5.00	5.26
125.00	15,000.00	62.50	750.00	5.00	5.26
150.00	18,000.00	75.00	900.00	5.00	5.26
166.66	19,999.20	83.33	999.96	5.00	5.26
200.00	24,000.00	100.00	1,200.00	5.00	5.26
250.00	30,000.00	125.00	1,500.00	5.00	5.26
291.66	34,999.20	145.83	1,749.96	5.00	5.26
300.00	36,000.00	150.00	1,800.00	5.00	5.26
333.33	39,999.60	166.67	1,999.98	5.00	5.26
350.00	42,000.00	175.00	2,100.00	5.00	5.26
375.00	45,000.00	187.50	2,250.00	5.00	5.26
400.00	48,000.00	200.00	2,400.00	5.00	5.26
416.66	49,999.20	208.33	2,499.96	5.00	5.26
450.00	54,000.00	225.00	2,700.00	5.00	5.26
500.00	60,000.00	250.00	3,000.00	5.00	5.26
600.00	72,000.00	300.00	3,600.00	5.00	5.26
700.00	84,000.00	350.00	4,200.00	5.00	5.26
800.00	96,000.00	400.00	4,800.00	5.00	5.26
900.00	108,000.00	450.00	5,400.00	5.00	5.26
1,000.00	120,000.00	500.00	6,000.00	5.00	5.26
1,250.00	150,000.00	625.00	7,500.00	5.00	5.26
1,500.00	180,000.00	675.00	8,100.00	4.50	4.71
1,750.00	210,000.00	700.00	8,400.00	4.00	4.17
2,000.00	240,000.00	750.00	9,000.00	3.75	3.90
2,500.00	300,000.00	812.50	9,750.00	3.25	3.36
5,000.00	600,000.00	1,250.00	15,000.00	2.50	2.56
10,000.00	1,200,000.00	1,500.00	18,000.00	1.50	1.52

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 9,000.00	$ 25.00	$ 300.00	3.33%	3.45%
75.00	13,500.00	37.50	450.00	3.33	3.45
100.00	18,000.00	50.00	600.00	3.33	3.45
125.00	22,500.00	62.50	750.00	3.33	3.45
150.00	27,000.00	75.00	900.00	3.33	3.45
166.66	29,998.80	83.33	999.96	3.33	3.45
200.00	36,000.00	100.00	1,200.00	3.33	3.45
250.00	45,000.00	125.00	1,500.00	3.33	3.45
291.66	52,498.80	145.83	1,749.96	3.33	3.45
300.00	54,000.00	150.00	1,800.00	3.33	3.45
333.33	59,999.40	166.67	1,999.98	3.33	3.45
350.00	63,000.00	175.00	2,100.00	3.33	3.45
375.00	67,500.00	187.50	2,250.00	3.33	3.45
400.00	72,000.00	200.00	2,400.00	3.33	3.45
416.66	74,998.80	208.33	2,499.96	3.33	3.45
450.00	81,000.00	225.00	2,700.00	3.33	3.45
500.00	90,000.00	250.00	3,000.00	3.33	3.45
600.00	108,000.00	300.00	3,600.00	3.33	3.45
700.00	126,000.00	350.00	4,200.00	3.33	3.45
800.00	144,000.00	400.00	4,800.00	3.33	3.45
900.00	162,000.00	450.00	5,400.00	3.33	3.45
1,000.00	180,000.00	500.00	6,000.00	3.33	3.45
1,250.00	225,000.00	625.00	7,500.00	3.33	3.45
1,500.00	270,000.00	675.00	8,100.00	3.00	3.09
1,750.00	315,000.00	700.00	8,400.00	2.67	2.74
2,000.00	360,000.00	750.00	9,000.00	2.50	2.56
2,500.00	450,000.00	812.50	9,750.00	2.17	2.21
5,000.00	900,000.00	1,250.00	15,000.00	1.67	1.69
10,000.00	1,800,000.00	1,500.00	18,000.00	1.00	1.01

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
25 Year Plans
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 15,000.00	$ 25.00	$ 300.00	2.00%	2.04%
75.00	22,500.00	37.50	450.00	2.00	2.04
100.00	30,000.00	50.00	600.00	2.00	2.04
125.00	37,500.00	62.50	750.00	2.00	2.04
150.00	45,000.00	75.00	900.00	2.00	2.04
166.66	49,998.00	83.33	999.96	2.00	2.04
200.00	60,000.00	100.00	1,200.00	2.00	2.04
250.00	75,000.00	125.00	1,500.00	2.00	2.04
291.66	87,498.00	145.83	1,749.96	2.00	2.04
300.00	90,000.00	150.00	1,800.00	2.00	2.04
333.33	99,999.00	166.67	1,999.98	2.00	2.04
350.00	105,000.00	175.00	2,100.00	2.00	2.04
375.00	112,500.00	187.50	2,250.00	2.00	2.04
400.00	120,000.00	200.00	2,400.00	2.00	2.04
416.66	124,998.00	208.33	2,499.96	2.00	2.04
450.00	135,000.00	225.00	2,700.00	2.00	2.04
500.00	150,000.00	250.00	3,000.00	2.00	2.04
600.00	180,000.00	300.00	3,600.00	2.00	2.04
700.00	210,000.00	350.00	4,200.00	2.00	2.04
800.00	240,000.00	400.00	4,800.00	2.00	2.04
900.00	270,000.00	450.00	5,400.00	2.00	2.04
1,000.00	300,000.00	500.00	6,000.00	2.00	2.04
1,250.00	375,000.00	625.00	7,500.00	2.00	2.04
1,500.00	450,000.00	675.00	8,100.00	1.80	1.83
1,750.00	525,000.00	700.00	8,400.00	1.60	1.63
2,000.00	600,000.00	750.00	9,000.00	1.50	1.52
2,500.00	750,000.00	812.50	9,750.00	1.30	1.32
5,000.00	1,500,000.00	1,250.00	15,000.00	1.00	1.01
10,000.00	3,000,000.00	1,500.00	18,000.00	0.60	0.60

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
30 Year Plans
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	1.67%	1.69%
75.00	27,000.00	37.50	450.00	1.67	1.69
100.00	36,000.00	50.00	600.00	1.67	1.69
125.00	45,000.00	62.50	750.00	1.67	1.69
150.00	54,000.00	75.00	900.00	1.67	1.69
166.66	59,997.60	83.33	999.96	1.67	1.69
200.00	72,000.00	100.00	1,200.00	1.67	1.69
250.00	90,000.00	125.00	1,500.00	1.67	1.69
291.66	104,997.60	145.83	1,749.96	1.67	1.69
300.00	108,000.00	150.00	1,800.00	1.67	1.69
333.33	119,880.00	166.67	1,999.98	1.67	1.69
350.00	126,000.00	175.00	2,100.00	1.67	1.69
375.00	135,000.00	187.50	2,250.00	1.67	1.69
400.00	144,000.00	200.00	2,400.00	1.67	1.69
416.66	149,997.60	208.33	2,499.96	1.67	1.69
450.00	162,000.00	225.00	2,700.00	1.67	1.69
500.00	180,000.00	250.00	3,000.00	1.67	1.69
600.00	216,000.00	300.00	3,600.00	1.67	1.69
700.00	252,000.00	350.00	4,200.00	1.67	1.69
800.00	288,000.00	400.00	4,800.00	1.67	1.69
900.00	324,000.00	450.00	5,400.00	1.67	1.69
1,000.00	360,000.00	500.00	6,000.00	1.67	1.69
1,250.00	450,000.00	625.00	7,500.00	1.67	1.69
1,500.00	540,000.00	675.00	8,100.00	1.50	1.52
1,750.00	630,000.00	700.00	8,400.00	1.33	1.35
2,000.00	720,000.00	750.00	9,000.00	1.25	1.27
2,500.00	900,000.00	812.50	9,750.00	1.08	1.10
5,000.00	1,800,000.00	1,250.00	15,000.00	0.83	0.84
10,000.00	3,600,000.00	1,500.00	18,000.00	0.50	0.50

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	5.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	5,700.00	95.00	150.00	50.00	300.00	50.00	900.00	75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	3.33	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	8,700.00	97.67	150.00	50.00	300.00	50.00	900.00	75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	2.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	14,700.00	98.00	150.00	50.00	300.00	50.00	900.00	75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	1.67	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	17,700.00	98.30	150.00	50.00	300.00	50.00	900.00	75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-year (300 investments) and 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page <Click Here>.

The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

2. Account Fees

You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. See "The Custodian" on page <Click Here>. These additional Account Fees are described below.

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class A shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See "Keeping Your Plan Current" on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

 Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. Detailed information on the additional service fees may be obtained from the Sponsor or your investment professional.

The Custodian deducts these Account Fees from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of a Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year Plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

Each Plan must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class A shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan, except if exercising the Extended Investment Option discussed below in section 8. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan, unless you are exercising the Extended Investment Option. See "Extended Investment Option" on page 13. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions as your last scheduled investment and are not subject to additional Creation and Sales Charges. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required medallion signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the medallion signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a medallion signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The IRA annual contribution limits will apply for such purposes.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. ("NASD").

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments within the first year of your Plan, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or part of your Plan, to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or a UGMA Plan. Additional documentation may be required by the lending institution. To obtain further information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

Where to send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary medallion signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the ACH or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature, or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the Fund. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held by you directly may be exchanged at NAV for Class A shares of any of the Fidelity funds that offer Advisor classes of shares or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. FMR is the investment adviser of Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans II: N and Destiny Plans I: N (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: O or Destiny Plans II: O offered by means of separate prospectuses. Shares of any class of Fidelity Advisor Diversified Stock Fund held by any Destiny Plans may not be exchanged for shares of any class of the Fund, nor may shares of any class of the Fund held by any Destiny Plans be exchanged for shares of Fidelity Advisor Diversified Stock Fund.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. New Fidelity Systematic Investment Plans are no longer offered for sale.

In addition to the Plan described in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans I: N (together with the Plan, the "N Plans"), Destiny Plans I: O and Destiny Plans II: O (together, the "O Plans"). A copy of a separate prospectus describing Destiny Plans I: N is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999. The N Plans have been closed to new investors since October 27, 2006.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in the Plan purchase shares of Class A of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President of Fidelity Brokerage Company.

Steven P. Akin, Director and President (2006 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Scott Goebel, Vice President and Secretary (2006 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

Jane Greene, Treasurer and Controller (1999 - present), is Vice President of FMR Corp.

Craig Huntley, Executive Vice President (2006 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

John J. Hitt, Assistant Secretary (2006 - present), is Vice President and Associate General Counsel of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is Senior Vice President of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

During the twelve months ended September 30, 2006, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS II: N

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-92		$ 600.00	$ 300.00	$ 300.00	$ 310.49
13	-	24	Sept-93		 1,200.00	 0.00	 900.00	 1,055.46
25	-	36	Sept-94		 1,800.00	 0.00	 1,500.00	 1,793.18
37	-	48	Sept-95		 2,400.00	 0.00	 2,100.00	 2,947.16
49	-	60	Sept-96		 3,000.00	 0.00	 2,700.00	 4,008.37
61	-	72	Sept-97		 3,600.00	 0.00	 3,300.00	 6,038.56
73	-	84	Sept-98		 4,200.00	 0.00	 3,900.00	 6,968.18
85	-	96	Sept-99		 4,800.00	 0.00	 4,500.00	 9,602.00
97	-	108	Sept-00		 5,400.00	 0.00	 5,100.00	 12,053.28
109	-	120	Sept-01		 6,000.00	 0.00	 5,700.00	 9,151.88
121	-	132	Sept-02		 6,600.00	 0.00	 6,300.00	 8,084.91
133	-	144	Sept-03		 7,200.00	 0.00	 6,900.00	 10,278.70
145	-	156	Sept-04		 7,800.00	 0.00	 7,500.00	 11,937.85
157	-	168	Sept-05		 8,400.00	 0.00	 8,100.00	 13,622.11
169	-	180	Sept-06		 9,000.00	 0.00	 8,700.00	 15,725.76
				TOTAL	$ 9,000.00	$ 300.00	$ 8,700.00	$ 15,725.76

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-92		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,552.46
13	-	24	Sept-93		 6,000.00	 0.00	 4,500.00	 5,277.29
25	-	36	Sept-94		 9,000.00	 0.00	 7,500.00	 8,965.89
37	-	48	Sept-95		 12,000.00	 0.00	 10,500.00	 14,735.77
49	-	60	Sept-96		 15,000.00	 0.00	 13,500.00	 20,041.83
61	-	72	Sept-97		 18,000.00	 0.00	 16,500.00	 30,192.79
73	-	84	Sept-98		 21,000.00	 0.00	 19,500.00	 34,840.89
85	-	96	Sept-99		 24,000.00	 0.00	 22,500.00	 48,010.02
97	-	108	Sept-00		 27,000.00	 0.00	 25,500.00	 60,266.41
109	-	120	Sept-01		 30,000.00	 0.00	 28,500.00	 45,759.42
121	-	132	Sept-02		 33,000.00	 0.00	 31,500.00	 40,424.55
133	-	144	Sept-03		 36,000.00	 0.00	 34,500.00	 51,393.49
145	-	156	Sept-04		 39,000.00	 0.00	 37,500.00	 59,689.21
157	-	168	Sept-05		 42,000.00	 0.00	 40,500.00	 68,110.54
169	-	180	Sept-06		 45,000.00	 0.00	 43,500.00	 78,628.75
				TOTAL	$ 45,000.00	$ 1,500.00	$ 43,500.00	$ 78,628.75

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-97		$ 600.00	$ 300.00	$ 300.00	$ 342.28
13	-	24	Sept-98		 1,200.00	 0.00	 900.00	 946.49
25	-	36	Sept-99		 1,800.00	 0.00	 1,500.00	 1,830.03
37	-	48	Sept-00		 2,400.00	 0.00	 2,100.00	 2,794.45
49	-	60	Sept-01		 3,000.00	 0.00	 2,700.00	 2,515.33
61	-	72	Sept-02		 3,600.00	 0.00	 3,300.00	 2,582.95
73	-	84	Sept-03		 4,200.00	 0.00	 3,900.00	 3,714.73
85	-	96	Sept-04		 4,800.00	 0.00	 4,500.00	 4,704.49
97	-	108	Sept-05		 5,400.00	 0.00	 5,100.00	 5,747.98
109	-	120	Sept-06		 6,000.00	 0.00	 5,700.00	 7,000.45
				TOTAL	$ 6,000.00	$ 300.00	$ 5,700.00	$ 7,000.45

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-97		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,582.42
13	-	24	Sept-98		 6,000.00	 0.00	 4,500.00	 4,596.06
25	-	36	Sept-99		 9,000.00	 0.00	 7,500.00	 8,974.12
37	-	48	Sept-00		 12,000.00	 0.00	 10,500.00	 13,762.54
49	-	60	Sept-01		 15,000.00	 0.00	 13,500.00	 12,426.37
61	-	72	Sept-02		 18,000.00	 0.00	 16,500.00	 12,790.15
73	-	84	Sept-03		 21,000.00	 0.00	 19,500.00	 18,424.98
85	-	96	Sept-04		 24,000.00	 0.00	 22,500.00	 23,358.63
97	-	108	Sept-05		 27,000.00	 0.00	 25,500.00	 28,561.53
109	-	120	Sept-06		 30,000.00	 0.00	 28,500.00	 34,804.60
				TOTAL	$ 30,000.00	$ 1,500.00	$ 28,500.00	$ 34,804.60

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by the Fund's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DESIIN-PRO-0107
1.791858.103

Printed on recycled paper

Fidelity ®
Systematic
Investment Plans:
Destiny ® Plans I: O

Prospectus
January 29, 2007

 On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders.

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: O

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: O (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: O purchases Class O shares of Fidelity Advisor Diversified Stock Fund (the "Fund").

The Plan deducts Creation and Sales Charges and certain other fees from each investment into the Plan. On 10 year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) of the total amount invested and range from 9.20% to 0.64% of the net amount invested. Total deductions range from 11.66% to 0.66% of the net amount invested. On 15 year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) of the total amount invested and range from 9.73% to 0.61% of the net amount invested. Total deductions range from 12.20% to 0.63% of the net amount invested. Class O shares of the Fund are subject to certain annual expenses, including management fees. The Creation and Sales Charges and other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because a major portion of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described under "Your Cancellation and Refund Rights" on page <Click Here>. Class O shares of the Fund, which have been closed to new investors, are available to holders of existing Destiny Plans I: O only through the Plan described in this Prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the Plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Custodian Fees and Other Service Charges	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which is subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments, assuming all your monthly investments were made. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See "Fees and Expenses" on page <Click Here>.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, the Fund and Destiny II. The Fund is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.







FEES AND EXPENSES

Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees imposed on Class O shares of the Fund, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15 year Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments made, assuming all your monthly investments were made. See "Your Cancellation and Refund Rights" on page <Click Here>.

2. Custodian Fees and Other Service Charges

On minimum-sized Plans (10 or 15 years) the Custodian Fee is $1.10 per investment. On $75.00 per month Plans the Custodian Fee is $1.25 per investment, the Custodian Fee is $1.50 on larger Plans. Accounts established under an Automatic Investment Program or a government allotment after November 29, 1993 incur a reduced Custodian Fee of $0.75 per investment. See "Automatic Investment Program and Government Allotments" on page <Click Here>. The Custodian Fee charged per account at any one time may not exceed $5 per investment, regardless of the number of investments made. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans I: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees. You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. These fees are described below:

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class O shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See the "Keeping Your Plan Current" section on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

 Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. Detailed information on the additional service fees may be obtained from the Sponsor or your investment professional.

The Custodian deducts these Custodian Fees and Other Service Charges from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plans and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plans or the Planholders (or deducted from Fund dividends or distributions).

The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 6,000.00	$ 25.00	$ 1.80	$ 494.40	8.24%	$ 1.10	$ 132.00	$ 626.40	$ 5,373.60	10.44%	11.66%
75.00	9,000.00	37.50	2.70	741.60	8.24	1.25	150.00	891.60	8,108.40	9.91	11.00
100.00	12,000.00	50.00	3.60	988.80	8.24	1.50	180.00	1,168.80	10,831.20	9.74	10.79
125.00	15,000.00	62.50	4.50	1,236.00	8.24	1.50	180.00	1,416.00	13,584.00	9.44	10.42
150.00	18,000.00	75.00	5.40	1,483.20	8.24	1.50	180.00	1,663.20	16,336.80	9.24	10.18
166.66	19,999.20	83.33	5.00	1,539.96	7.70	1.50	180.00	1,719.96	18,279.24	8.60	9.41
200.00	24,000.00	100.00	4.02	1,634.16	6.81	1.50	180.00	1,814.16	22,185.84	7.56	8.18
250.00	30,000.00	125.00	5.00	2,040.00	6.80	1.50	180.00	2,220.00	27,780.00	7.40	7.99
291.66	34,999.20	145.83	5.00	2,289.96	6.54	1.50	180.00	2,469.96	32,529.24	7.06	7.59
300.00	36,000.00	150.00	5.00	2,340.00	6.50	1.50	180.00	2,520.00	33,480.00	7.00	7.53
333.33	39,999.60	166.67	4.74	2,511.97	6.28	1.50	180.00	2,691.97	37,307.63	6.73	7.22
350.00	42,000.00	175.00	4.50	2,586.00	6.16	1.50	180.00	2,766.00	39,234.00	6.59	7.05
375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86
400.00	48,000.00	200.00	4.00	2,832.00	5.90	1.50	180.00	3,012.00	44,988.00	6.28	6.70
416.66	49,999.20	208.33	3.80	2,909.95	5.82	1.50	180.00	3,089.95	46,909.25	6.18	6.59
500.00	60,000.00	225.00	2.78	3,000.24	5.00	1.50	180.00	3,180.24	56,819.76	5.30	5.60
750.00	90,000.00	300.00	2.50	3,870.00	4.30	1.50	180.00	4,050.00	85,950.00	4.50	4.71
1,000.00	120,000.00	300.00	5.00	4,140.00	3.45	1.50	180.00	4,320.00	115,680.00	3.60	3.73
1,500.00	180,000.00	315.00	6.00	4,428.00	2.46	1.50	180.00	4,608.00	175,392.00	2.56	2.63
2,000.00	240,000.00	325.00	7.00	4,656.00	1.94	1.50	180.00	4,836.00	235,164.00	2.02	2.06
2,500.00	300,000.00	350.00	8.00	5,064.00	1.69	1.50	180.00	5,244.00	294,756.00	1.75	1.78
5,000.00	600,000.00	400.00	11.00	5,988.00	1.00	1.50	180.00	6,168.00	593,832.00	1.03	1.04
10,000.00	1,200,000.00	500.00	15.56	7,680.48	0.64	1.50	180.00	7,860.48	1,192,139.52	0.66	0.66

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 9,000.00	$ 25.00	$ 2.86	$ 780.48	8.67%	$ 1.10	$ 198.00	$ 978.48	$ 8,021.52	10.87%	12.20%
75.00	13,500.00	37.50	4.06	1,132.08	8.39	1.25	225.00	1,357.08	12,142.92	10.05	11.18
100.00	18,000.00	50.00	5.41	1,508.88	8.38	1.50	270.00	1,778.88	16,221.12	9.88	10.97
125.00	22,500.00	62.50	6.76	1,885.68	8.38	1.50	270.00	2,155.68	20,334.32	9.58	10.60
150.00	27,000.00	75.00	5.70	1,857.60	6.88	1.50	270.00	2,127.60	24,872.40	7.88	8.55
166.66	29,998.80	83.33	6.33	2,063.40	6.88	1.50	270.00	2,333.40	27,665.40	7.78	8.43
200.00	36,000.00	100.00	7.43	2,448.24	6.80	1.50	270.00	2,718.24	33,281.76	7.55	8.17
250.00	45,000.00	125.00	9.29	3,060.72	6.80	1.50	270.00	3,330.72	41,669.28	7.40	7.99
291.66	52,498.80	145.83	6.73	2,880.60	5.49	1.50	270.00	3,150.60	49,348.20	6.00	6.38
300.00	54,000.00	150.00	5.04	2,646.72	4.90	1.50	270.00	2,916.72	51,083.28	5.40	5.71
333.33	59,999.40	166.67	5.24	2,879.97	4.80	1.50	270.00	3,149.97	56,849.43	5.25	5.54
350.00	63,000.00	175.00	5.31	2,992.08	4.75	1.50	270.00	3,262.08	59,737.92	5.18	5.46
375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14
400.00	72,000.00	200.00	3.80	3,038.40	4.22	1.50	270.00	3,308.40	68,691.60	4.60	4.82
416.66	74,998.00	208.33	3.78	3,134.95	4.18	1.50	270.00	3,404.95	71,593.85	4.54	4.76
500.00	90,000.00	225.00	5.36	3,600.48	4.00	1.50	270.00	3,870.48	86,129.52	4.30	4.49
750.00	135,000.00	300.00	8.70	5,061.60	3.75	1.50	270.00	5,331.60	129,668.40	3.95	4.11
1,000.00	180,000.00	300.00	15.54	6,210.72	3.45	1.50	270.00	6,480.72	173,519.28	3.60	3.73
1,500.00	270,000.00	315.00	17.52	6,723.36	2.49	1.50	270.00	6,993.36	263,006.64	2.59	2.66
2,000.00	360,000.00	325.00	18.57	7,019.76	1.95	1.50	270.00	7,289.76	352,710.24	2.02	2.07
2,500.00	450,000.00	350.00	20.26	7,603.68	1.69	1.50	270.00	7,873.68	442,126.32	1.75	1.78
5,000.00	900,000.00	400.00	25.00	9,000.00	1.00	1.50	270.00	9,270.00	890,730.00	1.03	1.04
10,000.00	1,800,000.00	500.00	29.64	10,979.52	0.61	1.50	270.00	11,249.52	1,788,750.48	0.62	0.63

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
25 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

		CREATION AND SALES CHARGES		CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 15,000.00	$ 1,123.68	7.49%	$ 330.00	$ 1,453.68	$ 13,546.32	9.69%	10.73%
75.00	22,500.00	1,619.28	7.20	375.00	1,994.28	20,505.72	8.86	9.73
100.00	30,000.00	2,158.08	7.19	450.00	2,608.08	27,391.92	8.69	9.52
125.00	37,500.00	2,696.88	7.19	450.00	3,146.88	34,353.12	8.39	9.16
150.00	45,000.00	2,541.60	5.65	450.00	2,991.60	42,008.40	6.65	7.12
166.66	49,998.00	2,823.00	5.65	450.00	3,273.00	46,725.00	6.55	7.00
200.00	60,000.00	3,339.84	5.57	450.00	3,789.84	56,210.16	6.32	6.74
250.00	75,000.00	4,175.52	5.57	450.00	4,625.52	70,374.48	6.17	6.57
291.66	87,498.00	3,688.20	4.22	450.00	4,138.20	83,359.80	4.73	4.96
300.00	90,000.00	3,251.52	3.61	450.00	3,701.52	86,298.48	4.11	4.29
333.33	99,999.00	3,509.96	3.51	450.00	3,959.96	96,039.04	3.96	4.12
350.00	105,000.00	3,629.28	3.46	450.00	4,079.28	100,920.72	3.89	4.04
375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71
400.00	120,000.00	3,494.40	2.91	450.00	3,944.40	116,055.60	3.29	3.40
416.66	124,998.00	3,624.94	2.90	450.00	4,074.94	120,923.06	3.26	3.37
500.00	150,000.00	4,243.68	2.83	450.00	4,693.68	145,306.32	3.13	3.23
750.00	225,000.00	6,105.60	2.71	450.00	6,555.60	218,444.40	2.91	3.00
1,000.00	300,000.00	8,075.52	2.69	450.00	8,525.52	291,474.48	2.84	2.92
1,500.00	450,000.00	8,825.76	1.96	450.00	9,275.76	440,724.24	2.06	2.10
2,000.00	600,000.00	9,248.16	1.54	450.00	9,698.16	590,301.84	1.62	1.64
2,500.00	750,000.00	10,034.88	1.34	450.00	10,484.88	739,515.12	1.40	1.42
5,000.00	1,500,000.00	12,000.00	0.80	450.00	12,450.00	1,487,550.00	0.83	0.84
10,000.00	3,000,000.00	14,536.32	0.48	450.00	14,986.32	2,985,013.68	0.50	0.50

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page <Click Here> for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
30 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

		CREATION AND SALES CHARGES		CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	6.24%	$ 396.00	$ 1,519.68	$ 16,480.32	8.44%	9.22%
75.00	27,000.00	1,619.28	6.00	450.00	2,069.28	24,930.72	7.66	8.30
100.00	36,000.00	2,158.08	5.99	540.00	2,698.08	33,301.92	7.49	8.10
125.00	45,000.00	2,696.88	5.99	540.00	3,236.88	41,763.12	7.19	7.75
150.00	54,000.00	2,541.60	4.71	540.00	3,081.60	50,918.40	5.71	6.05
166.66	59,997.60	2,823.00	4.71	540.00	3,363.00	56,634.60	5.61	5.94
200.00	72,000.00	3,339.84	4.64	540.00	3,879.84	68,120.16	5.39	5.70
250.00	90,000.00	4,175.52	4.64	540.00	4,715.52	85,284.48	5.24	5.53
291.66	104,997.60	3,688.20	3.51	540.00	4,228.20	100,769.40	4.03	4.20
300.00	108,000.00	3,251.52	3.01	540.00	3,791.52	104,208.48	3.51	3.64
333.33	119,998.80	3,509.96	2.92	540.00	4,049.96	115,948.84	3.38	3.49
350.00	126,000.00	3,629.28	2.88	540.00	4,169.28	121,830.72	3.31	3.42
375.00	135,000.00	3,577.50	2.65	540.00	4,117.50	130,882.50	3.05	3.15
400.00	144,000.00	3,494.40	2.43	540.00	4,034.40	139,965.60	2.80	2.88
416.66	149,997.60	3,624.94	2.42	540.00	4,164.94	145,832.66	2.78	2.86
500.00	180,000.00	4,243.68	2.36	540.00	4,783.68	175,216.32	2.66	2.73
750.00	270,000.00	6,105.60	2.26	540.00	6,645.60	263,354.40	2.46	2.52
1,000.00	360,000.00	8,075.52	2.24	540.00	8,615.52	351,384.48	2.39	2.45
1,500.00	540,000.00	8,825.76	1.63	540.00	9,365.76	530,634.24	1.73	1.77
2,000.00	720,000.00	9,248.16	1.25	540.00	9,788.16	710,211.84	1.36	1.38
2,500.00	900,000.00	10,034.88	1.11	540.00	10,574.88	889,425.12	1.17	1.19
5,000.00	1,800,000.00	12,000.00	0.67	540.00	12,540.00	1,787,460.00	0.70	0.70
10,000.00	3,600,000.00	14,536.32	0.40	540.00	15,076.32	3,584,923.68	0.42	0.42

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page <Click Here> for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	494.40 132.00 626.40 5,373.60	8.24 2.20 10.44 89.56	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 53.20 47.80	321.60 26.40 348.00 852.00	26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	780.48 198.00 978.48 8,021.52	8.67 2.20 10.87 89.13	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	1,123.68 330.00 1,453.68 13,546.32	7.49 2.20 9.69 90.31	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 18,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	1,123.68 396.00 1,519.68 16,480.32	7.49 2.20 9.69 90.31	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $ [ ] for Destiny Plans I: O per Plan account.

(B) The 25-year (300 investments) or 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page <Click Here>. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page 6.

** See "Custodian Fees and Other Service Charges" on page 6.

Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

The amounts shown do not reflect the deduction of any of the Account Fees described on page 6.

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or by writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year Plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

Each Plan must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan, unless you are exercising the Extended Investment Option. See "Extended Investment Option" on page 14. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment, except tht you will not pay additional Creation and Sales charges on each subsequent investment beyond your 300th payment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required medallion signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a medallion signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The annual contribution limitation will apply for such purchases.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. ("NASD").

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or a part of, your Plan to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or a UGMA Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

Where to Send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary medallion signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the ACH or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or the wire feature at least five days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P. O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your Fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans I: O and Destiny Plans II: O (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans II: N offered by means of separate prospectuses. Shares of any class of the Fund held by any Destiny Plans may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by any Destiny Plans be exchanged for shares of the Fund.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that class next determined after your reinstatement request is received in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. New Fidelity Systematic Investment Plans are no longer offered for sale.

In addition to the Plan described in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans II: O (together with the Plan, the "O Plans"), Destiny Plans I: N and Destiny Plans II: N (together, the "N Plans"). A copy of separate prospectuses describing the three Plans in detail is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999. The N Plans have been closed to new investors since October 27, 2006.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in the Plan purchase shares of Class O of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. The successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President of Fidelity Brokerage Company.

Steven P. Akin, Director and President (2006- present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Scott Goebel, Vice President and Secretary (2006- present), is Senior Vice President and Deputy General Counsel of FMR Corp.

Jane Greene, Treasurer and Controller (1999 - present), is Vice President of FMR Corp.

Craig Huntley, Executive Vice President (2006- present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

John J. Hitt, Assistant Secretary (2006 - present), is Vice President and Associate General Counsel of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is Senior Vice President of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

During the twelve months ended September 30, 2006, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-92		$ 600.00	$ 300.00	$ 300.00	$ 13.20	 20.025	$ 301.18
13	-	24	Sept-93		 1,200.00	 34.32	 865.68	 13.20	 58.958	 994.03
25	-	36	Sept-94		 1,800.00	 34.32	 1,431.36	 13.20	 95.177	 1,684.63
37	-	48	Sept-95		 2,400.00	 34.32	 1,997.04	 13.20	 148.437	 2,787.64
49	-	60	Sept-96		 3,000.00	 34.32	 2,562.72	 13.20	 187.361	 3,824.04
61	-	72	Sept-97		 3,600.00	 34.32	 3,128.40	 13.20	 233.211	 5,848.92
73	-	84	Sept-98		 4,200.00	 34.32	 3,694.08	 13.20	 281.155	 6,910.78
85	-	96	Sept-99		 4,800.00	 34.32	 4,259.76	 13.20	 330.429	 8,769.59
97	-	108	Sept-00		 5,400.00	 34.32	 4,825.44	 13.20	 408.293	 9,019.20
109	-	120	Sept-01		 6,000.00	 34.32	 5,391.12	 13.20	 549.310	 6,350.02
121	-	132	Sept-02		 6,600.00	 34.32	 5,950.80	 13.20	 602.260	 5,607.04
133	-	144	Sept-03		 7,200.00	 34.32	 6,522.48	 13.20	 661.778	 7,319.27
145	-	156	Sept-04		 7,800.00	 34.32	 7,088.16	 13.20	 712.675	 8,445.19
157	-	168	Sept-05		 8,400.00	 34.32	 7,053.84	 13.20	 765.423	 10,340.86
169	-	180	Sept-06		 9,000.00	 34.32	 8,219.52	 13.20	 809.516	 11,997.03
				TOTAL	$ 9,000.00	$ 780.48	$ 8,219.52	$ 198.00		$ 11,997.03

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans I: O. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-92		$ 3,000.00 	$ 1,500.00 	$ 1,500.00	$ 18.00 	 103.477	$ 1,556.29
13	-	24	Sept-93		 6,000.00	 111.48	 4,388.52	 18.00	 305.685	 5,153.84
25	-	36	Sept-94		 9,000.00	 111.48	 7,277.04	 18.00	 493.821	 8,740.64
37	-	48	Sept-95		 12,000.00	 111.48	 10,165.56	 18.00	 770.407	 14,468.24
49	-	60	Sept-96		 15,000.00	 111.48	 13,054.08	 18.00	 972.590	 19,850.55
61	-	72	Sept-97		 18,000.00	 111.48	 15,942.60	 18.00	 1,210.713	 30,364.69
73	-	84	Sept-98		 21,000.00	 111.48	 18,831.12	 18.00	 1,459.709	 35,879.65
85	-	96	Sept-99		 24,000.00	 111.48	 21,719.64	 18.00	 1,715.614	 45,532.39
97	-	108	Sept-00		 27,000.00	 111.48	 24,608.16	 18.00	 2,119.978	 46,830.31
109	-	120	Sept-01		 30,000.00	 111.48	 27,496.68	 18.00	 2,852.309	 32,972.69
121	-	132	Sept-02		 33,000.00	 111.48	 30,385.20	 18.00	 3,127.402	 29,116.12
133	-	144	Sept-03		 36,000.00	 111.48	 33,273.72	 18.00	 3,436.627	 38,009.10
145	-	156	Sept-04		 39,000.00	 111.48	 36,162.24	 18.00	 3,701.057	 43,857.52
157	-	168	Sept-05		 42,000.00	 111.48	 39,050.76	 18.00	 3,975.096	 53,703.55
169	-	180	Sept-06		 45,000.00	 111.48	 41,939.28	 18.00	 4,204.178	 62,305.92
				TOTAL	$ 45,000.00 	$ 3,060.72 	$ 41,939.28	$ 270.00 		$ 62,305.92

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.60% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-97		$ 600.00 	$ 300.00	$ 300.00	$ 13.20	 13.189	$ 330.78
13	-	24	Sept-98		 1,200.00	 21.60	 878.40	 13.20	 37.599	 924.17
25	-	36	Sept-99		 1,800.00	 21.60	 1,456.80	 13.20	 62.502	 1,658.81
37	-	48	Sept-00		 2,400.00	 21.60	 2,035.20	 13.20	 97.353	 2,150.53
49	-	60	Sept-01		 3,000.00	 21.60	 2,613.60	 13.20	 161.326	 1,864.93
61	-	72	Sept-02		 3,600.00	 21.60	 3,192.00	 13.20	 211.661	 1,970.56
73	-	84	Sept-03		 4,200.00	 21.60	 3,770.40	 13.20	 268.862	 2,973.61
85	-	96	Sept-04		 4,800.00	 21.60	 4,349.80	 13.20	 317.806	 3,766.01
97	-	108	Sept-05		 5,400.00	 21.60	 4,927.20	 13.20	 366.521	 4,951.70
109	-	120	Sept-06		 6,000.00	 21.60	 5,505.60	 13.20	 408.392	 6,052.38
				TOTAL	$ 6,000.00 	$ 494.40	$ 5,505.60	$ 132.00		$ 6,052.38

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 10.44% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-97		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 18.00	 68.152	$ 1,709.26
13	-	24	Sept-98		 6,000.00	 60.00	 4,440.00	 18.00	 194.342	 4,776.94
25	-	36	Sept-99		 9,000.00	 60.00	 7,380.00	 18.00	 323.088	 8,574.75
37	-	48	Sept-00		 12,000.00	 60.00	 10,320.00	 18.00	 503.254	 11,116.89
49	-	60	Sept-01		 15,000.00	 60.00	 13,260.00	 18.00	 833.972	 9,640.72
61	-	72	Sept-02		 18,000.00	 60.00	 16,200.00	 18.00	 1,094.196	 10,186.96
73	-	84	Sept-03		 21,000.00	 60.00	 19,140.00	 18.00	 1,389.915	 15,372.46
85	-	96	Sept-04		 24,000.00	 60.00	 22,080.00	 18.00	 1,642.951	 19,468.97
97	-	108	Sept-05		 27,000.00	 60.00	 25,020.00	 18.00	 1,894.799	 25,598.74
109	-	120	Sept-06		 30,000.00	 60.00	 27,960.00	 18.00	 2,111.266	 31,288.96
				TOTAL	$ 30,000.00	$ 2,040.00	$ 27,960.00	$ 180.00		$ 31,288.96

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.6% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DESIO-PRO-0107
1.791855.103

Printed on recycled paper

Fidelity ®
Systematic
Investment Plans:
Destiny® Plans II: O

Prospectus
January 29, 2007

 On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders.

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans II: O

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: O (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: O purchases Class O shares of Destiny II (the "Fund").

The Plan deducts Creation and Sales Charges and certain other fees from each investment into the Plan. On 10 year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) of the total amount invested and range from 9.20% to 0.64% of the net amount invested. Total deductions range from 11.66% to 0.66% of the net amount invested. On 15 year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) of the total amount invested and range from 9.73% to 0.61% of the net amount invested. Total deductions range from 12.20% to 0.63% of the net amount invested. Class O shares of the Fund are subject to certain annual expenses, including management fees. The Creation and Sales Charges and other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because a major portion of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described under "Your Cancellation and Refund Rights" on page <Click Here>. Class O shares of the Fund, which have been closed to new investors, are available to holders of existing Destiny Plans II: O only through the Plan described in this Prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the Plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Custodian Fees and Other Service Charges	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which is subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments, assuming all your monthly investments were made. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See "Fees and Expenses" on page <Click Here>.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Fidelity Advisor Diversified Stock Fund and the Fund. The Fund is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.







FEES AND EXPENSES

Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees imposed on Class O shares of the Fund, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15 year Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments made, assuming all your monthly investments were made. See "Your Cancellation and Refund Rights" on page <Click Here>.

2. Custodian Fees and Other Service Charges

On minimum-sized Plans (10 or 15 years) the Custodian Fee is $1.10 per investment. On $75.00 per month Plans the Custodian Fee is $1.25 per investment, the Custodian Fee is $1.50 on larger Plans. Accounts established under an Automatic Investment Program or a government allotment after November 29, 1993 incur a reduced Custodian Fee of $0.75 per investment. See "Automatic Investment Program and Government Allotments"on page <Click Here>. The Custodian Fee charged per account at any one time may not exceed $5 per investment, regardless of the number of investments made. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees. You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. These fees are described below:

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class O shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See the "Keeping Your Plan Current" section on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

 Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. Detailed information on the additional service fees may be obtained from the Sponsor or your investment professional.

The Custodian deducts these Custodian Fees and Other Service Charges from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plan or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 6,000.00	$ 25.00	$ 1.80	$ 494.40	8.24%	$ 1.10	$ 132.00	$ 626.40	$ 5,373.60	10.44%	11.66%
75.00	9,000.00	37.50	2.70	741.60	8.24	1.25	150.00	891.60	8,108.40	9.91	11.00
100.00	12,000.00	50.00	3.60	988.80	8.24	1.50	180.00	1,168.80	10,831.20	9.74	10.79
125.00	15,000.00	62.50	4.50	1,236.00	8.24	1.50	180.00	1,416.00	13,584.00	9.44	10.42
150.00	18,000.00	75.00	5.40	1,483.20	8.24	1.50	180.00	1,663.20	16,336.80	9.24	10.18
166.66	19,999.20	83.33	5.00	1,539.96	7.70	1.50	180.00	1,719.96	18,279.24	8.60	9.41
200.00	24,000.00	100.00	4.02	1,634.16	6.81	1.50	180.00	1,814.16	22,185.84	7.56	8.18
250.00	30,000.00	125.00	5.00	2,040.00	6.80	1.50	180.00	2,220.00	27,780.00	7.40	7.99
291.66	34,999.20	145.83	5.00	2,289.96	6.54	1.50	180.00	2,469.96	32,529.24	7.06	7.59
300.00	36,000.00	150.00	5.00	2,340.00	6.50	1.50	180.00	2,520.00	33,480.00	7.00	7.53
333.33	39,999.60	166.67	4.74	2,511.97	6.28	1.50	180.00	2,691.97	37,307.63	6.73	7.22
350.00	42,000.00	175.00	4.50	2,586.00	6.16	1.50	180.00	2,766.00	39,234.00	6.59	7.05
375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86
400.00	48,000.00	200.00	4.00	2,832.00	5.90	1.50	180.00	3,012.00	44,988.00	6.28	6.70
416.66	49,999.20	208.33	3.80	2,909.95	5.82	1.50	180.00	3,089.95	46,909.25	6.18	6.59
500.00	60,000.00	225.00	2.78	3,000.24	5.00	1.50	180.00	3,180.24	56,819.76	5.30	5.60
750.00	90,000.00	300.00	2.50	3,870.00	4.30	1.50	180.00	4,050.00	85,950.00	4.50	4.71
1,000.00	120,000.00	300.00	5.00	4,140.00	3.45	1.50	180.00	4,320.00	115,680.00	3.60	3.73
1,500.00	180,000.00	315.00	6.00	4,428.00	2.46	1.50	180.00	4,608.00	175,392.00	2.56	2.63
2,000.00	240,000.00	325.00	7.00	4,656.00	1.94	1.50	180.00	4,836.00	235,164.00	2.02	2.06
2,500.00	300,000.00	350.00	8.00	5,064.00	1.69	1.50	180.00	5,244.00	294,756.00	1.75	1.78
5,000.00	600,000.00	400.00	11.00	5,988.00	1.00	1.50	180.00	6,168.00	593,832.00	1.03	1.04
10,000.00	1,200,000.00	500.00	15.56	7,680.48	0.64	1.50	180.00	7,860.48	1,192,139.52	0.66	0.66

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 9,000.00	$ 25.00	$ 2.86	$ 780.48	8.67%	$ 1.10	$ 198.00	$ 978.48	$ 8,021.52	10.87%	12.20%
75.00	13,500.00	37.50	4.06	1,132.08	8.39	1.25	225.00	1,357.08	12,142.92	10.05	11.18
100.00	18,000.00	50.00	5.41	1,508.88	8.38	1.50	270.00	1,778.88	16,221.12	9.88	10.97
125.00	22,500.00	62.50	6.76	1,885.68	8.38	1.50	270.00	2,155.68	20,334.32	9.58	10.60
150.00	27,000.00	75.00	5.70	1,857.60	6.88	1.50	270.00	2,127.60	24,872.40	7.88	8.55
166.66	29,998.80	83.33	6.33	2,063.40	6.88	1.50	270.00	2,333.40	27,665.40	7.78	8.43
200.00	36,000.00	100.00	7.43	2,448.24	6.80	1.50	270.00	2,718.24	33,281.76	7.55	8.17
250.00	45,000.00	125.00	9.29	3,060.72	6.80	1.50	270.00	3,330.72	41,669.28	7.40	7.99
291.66	52,498.80	145.83	6.73	2,880.60	5.49	1.50	270.00	3,150.60	49,348.20	6.00	6.38
300.00	54,000.00	150.00	5.04	2,646.72	4.90	1.50	270.00	2,916.72	51,083.28	5.40	5.71
333.33	59,999.40	166.67	5.24	2,879.97	4.80	1.50	270.00	3,149.97	56,849.43	5.25	5.54
350.00	63,000.00	175.00	5.31	2,992.08	4.75	1.50	270.00	3,262.08	59,737.92	5.18	5.46
375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14
400.00	72,000.00	200.00	3.80	3,038.40	4.22	1.50	270.00	3,308.40	68,691.60	4.60	4.82
416.66	74,998.00	208.33	3.78	3,134.95	4.18	1.50	270.00	3,404.95	71,593.85	4.54	4.76
500.00	90,000.00	225.00	5.36	3,600.48	4.00	1.50	270.00	3,870.48	86,129.52	4.30	4.49
750.00	135,000.00	300.00	8.70	5,061.60	3.75	1.50	270.00	5,331.60	129,668.40	3.95	4.11
1,000.00	180,000.00	300.00	15.54	6,210.72	3.45	1.50	270.00	6,480.72	173,519.28	3.60	3.73
1,500.00	270,000.00	315.00	17.52	6,723.36	2.49	1.50	270.00	6,993.36	263,006.64	2.59	2.66
2,000.00	360,000.00	325.00	18.57	7,019.76	1.95	1.50	270.00	7,289.76	352,710.24	2.02	2.07
2,500.00	450,000.00	350.00	20.26	7,603.68	1.69	1.50	270.00	7,873.68	442,126.32	1.75	1.78
5,000.00	900,000.00	400.00	25.00	9,000.00	1.00	1.50	270.00	9,270.00	890,730.00	1.03	1.04
10,000.00	1,800,000.00	500.00	29.64	10,979.52	0.61	1.50	270.00	11,249.52	1,788,750.48	0.62	0.63

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
25 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 15,000.00	$ 1,123.68	7.49%	$ 330.00	$ 1,453.68	$ 13,546.32	9.69%	10.73%
75.00	22,500.00	1,619.28	7.20	375.00	1,994.28	20,505.72	8.86	9.73
100.00	30,000.00	2,158.08	7.19	450.00	2,608.08	27,391.92	8.69	9.52
125.00	37,500.00	2,696.88	7.19	450.00	3,146.88	34,353.12	8.39	9.16
150.00	45,000.00	2,541.60	5.65	450.00	2,991.60	42,008.40	6.65	7.12
166.66	49,998.00	2,823.00	5.65	450.00	3,273.00	46,725.00	6.55	7.00
200.00	60,000.00	3,339.84	5.57	450.00	3,789.84	56,210.16	6.32	6.74
250.00	75,000.00	4,175.52	5.57	450.00	4,625.52	70,374.48	6.17	6.57
291.66	87,498.00	3,688.20	4.22	450.00	4,138.20	83,359.80	4.73	4.96
300.00	90,000.00	3,251.52	3.61	450.00	3,701.52	86,298.48	4.11	4.29
333.33	99,999.00	3,509.96	3.51	450.00	3,959.96	96,039.04	3.96	4.12
350.00	105,000.00	3,629.28	3.46	450.00	4,079.28	100,920.72	3.89	4.04
375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71
400.00	120,000.00	3,494.40	2.91	450.00	3,944.40	116,055.60	3.29	3.40
416.66	124,998.00	3,624.94	2.90	450.00	4,074.94	120,923.06	3.26	3.37
500.00	150,000.00	4,243.68	2.83	450.00	4,693.68	145,306.32	3.13	3.23
750.00	225,000.00	6,105.60	2.71	450.00	6,555.60	218,444.40	2.91	3.00
1,000.00	300,000.00	8,075.52	2.69	450.00	8,525.52	291,474.48	2.84	2.92
1,500.00	450,000.00	8,825.76	1.96	450.00	9,275.76	440,724.24	2.06	2.10
2,000.00	600,000.00	9,248.16	1.54	450.00	9,698.16	590,301.84	1.62	1.64
2,500.00	750,000.00	10,034.88	1.34	450.00	10,484.88	739,515.12	1.40	1.42
5,000.00	1,500,000.00	12,000.00	0.80	450.00	12,450.00	1,487,550.00	0.83	0.84
10,000.00	3,000,000.00	14,536.32	0.48	450.00	14,986.32	2,985,013.68	0.50	0.50

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page 14 for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
30 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	6.24%	$ 330.00	$ 1,519.68	$ 16,480.32	8.44%	9.22%
75.00	27,000.00	1,619.28	6.00	375.00	2,069.28	24,930.72	7.66	8.30
100.00	36,000.00	2,158.08	5.99	450.00	2,698.08	33,301.92	7.49	8.10
125.00	45,000.00	2,696.88	5.99	450.00	3,236.88	41,763.12	7.19	7.75
150.00	54,000.00	2,541.60	4.71	450.00	3,081.60	50,918.40	5.71	6.05
166.66	59,997.00	2,823.00	4.71	450.00	3,363.00	56,634.60	5.61	5.94
200.00	72,000.00	3,339.84	4.64	450.00	3,879.84	68,120.16	5.39	5.70
250.00	90,000.00	4,175.52	4.64	450.00	4,715.52	85,284.48	5.24	5.53
291.66	104,997.60	3,688.20	3.51	450.00	4,228.20	100,769.40	4.03	4.20
300.00	108,000.00	3,251.52	3.01	450.00	3,791.52	104,208.48	3.51	3.64
333.33	119,998.80	3,509.96	2.92	540.00	4,049.96	115,948.84	3.38	3.49
350.00	126,000.00	3,629.28	2.43	450.00	4,169.28	121,830.72	3.31	3.42
375.00	135,000.00	3,577.50	2.65	540.00	4,117.50	130,882.50	3.05	3.15
400.00	144,000.00	3,494.40	2.26	450.00	4,034.40	139,965.60	2.80	2.88
416.66	149,997.60	3,624.94	2.42	540.00	4,164.94	145,832.66	2.78	2.86
500.00	180,000.00	4,243.68	1.63	450.00	4,783.68	175,216.32	2.66	2.73
750.00	270,000.00	6,105.60	1.28	450.00	6,645.60	263,354.40	2.46	2.52
1,000.00	360,000.00	8,075.52	1.11	450.00	8,615.52	351,384.48	2.39	2.45
1,500.00	540,000.00	8,825.76	0.67	450.00	9,365.76	530,634.24	1.73	1.77
2,000.00	720,000.00	9,248.16	0.40	450.00	9,788.16	710,211.84	1.36	1.38
2,500.00	900,000.00	10,034.88	1.34	450.00	10,574.88	889,425.12	1.17	1.19
5,000.00	1,800,000.00	12,000.00	0.80	450.00	12,540.00	1,787,460.00	0.70	0.70
10,000.00	3,600,000.00	14,536.32	0.48	450.00	15,076.32	3,584,923.68	0.42	0.42

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page 14 for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	494.40 132.00 626.40 5,373.60	8.24 2.20 10.44 89.56	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 53.20 47.80	321.60 26.40 348.00 852.00	26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	780.48 198.00 978.48 8,021.52	8.67 2.20 10.87 89.13	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	1,123.68 330.00 1,453.68 13,546.32	7.49 2.20 9.69 90.31	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 18,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	1,123.68 396.00 1,519.68 16,480.32	6.24 2.20 8.44 91.56	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006 the charge was $[ ] for Destiny Plans II: O per Plan account.

(B) The 25-year (300 investments) or 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page <Click Here>. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page <Click Here>.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

The amounts shown do not reflect the deduction of any of the Account Fees described on page <Click Here>.

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or by writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year Plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

Each Plan must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan, unless you are exercising the Extended Investment Option. See "Extended Investment Option" on page 14. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment, except that you will not pay additional Creation and Sales charges on each subsequent investment beyond your 300th payment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required medallion signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a medallion signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The annual contribution limitation will apply for such purchases.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. ("NASD").

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or a part of, your Plan to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or a UGMA Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

Where to Send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary medallion signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a medallion signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the ACH or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or the wire feature at least five days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a medallion signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P. O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your Fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans I: O and Destiny Plans II: O (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans II: N offered by means of separate prospectuses. Shares of any class of Fidelity Advisor Diversified Stock Fund held by any Destiny Plans may not be exchanged for shares of any class of the Fund, nor may shares of any class of the Fund held by any Destiny Plans be exchanged for shares of Fidelity Advisor Diversified Stock Fund.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that class next determined after your reinstatement request is received in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

29.SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. New Fidelity Systematic Investment Plans are no longer offered for sale.

In addition to the Plan described in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans I: O (together with the Plan, the "O Plans"), Destiny Plans I: N and Destiny Plans II: N (together, the "N Plans"). A copy of separate prospectuses describing the three Plans in detail is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999. The N Plans have been closed to new investors since October 27, 2006.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in the Plan purchase shares of Class O of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. The successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President of Fidelity Brokerage Company.

Steven P. Akin, Director and President (2006- present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Scott Goebel, Vice President and Secretary (2006- present), is Senior Vice President and Deputy General Counsel of FMR Corp.

Jane Greene, Treasurer and Controller (1999 - present), is Vice President of FMR Corp.

Craig Huntley, Executive Vice President (2006- present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

John J. Hitt, Assistant Secretary (2006 - present), is Vice President and Associate General Counsel of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is Senior Vice President FMR Corp.

 Susan Sturdy, Assistant Secretary (2002 - present), is Senior Vice President and Deputy General Counsel of FMR Corp.

During the twelve months ended September 30, 2006, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-92		$ 600.00	$ 300.00 	$ 300.00	$ 13.20	 13.102	$ 298.08
13	-	24	Sept-93		 1,200.00	 34.32	 865.68	 13.20	 37.222	 993.08
25	-	36	Sept-94		 1,800.00	 34.32	 1,431.36	 13.20	 59.085	 1,686.88
37	-	48	Sept-95		 2,400.00	 34.32	 1,997.04	 13.20	 87.634	 2,779.75
49	-	60	Sept-96		 3,000.00	 34.32	 2,562.72	 13.20	 327.013	 3,796.62
61	-	72	Sept-97		 3,600.00	 34.32	 3,128.40	 13.20	 399.159	 5,747.89
73	-	84	Sept-98		 4,200.00	 34.32	 3,694.08	 13.20	 474.084	 6,670.37
85	-	96	Sept-99		 4,800.00	 34.32	 4,259.76	 13.20	 625.829	 9,237.23
97	-	108	Sept-00		 5,400.00	 34.32	 4,825.44	 13.20	 723.840	 11,675.55
109	-	120	Sept-01		 6,000.00	 34.32	 5,391.12	 13.20	 879.865	 8,921.83
121	-	132	Sept-02		 6,600.00	 34.32	 5,950.80	 13.20	 942.758	 7,919.17
133	-	144	Sept-03		 7,200.00	 34.32	 6,522.48	 13.20	 1,010.412	 10,124.33
145	-	156	Sept-04		 7,800.00	 34.32	 7,088.16	 13.20	 1,069.223	 11,793.53
157	-	168	Sept-05		 8,400.00	 34.32	 7,053.84	 13.20	 1,132.962	 13,493.58
169	-	180	Sept-06		 9,000.00	 34.32	 8,219.52	 13.20	 1,207.843	 15,593.26
				TOTAL	$ 9,000.00	$ 780.48 	$ 8,219.52	$ 198.00		$ 15,593.26

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1991 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-92		$ 3,000.00 	$ 1,500.00 	$ 1,500.00 	$ 18.00 	 67.704	$ 1,540.26
13	-	24	Sept-93		 6,000.00	 111.48	 4,388.52 	 18.00	 192.989	 5,148.95
25	-	36	Sept-94		 9,000.00	 111.48	 7,277.04 	 18.00	 306.562	 8,752.36
37	-	48	Sept-95		 12,000.00	 111.48	 10,165.56 	 18.00	 454.833	 14,427.31
49	-	60	Sept-96		 15,000.00	 111.48	 13,054.08 	 18.00	 1,697.527	 19,708.29
61	-	72	Sept-97		 18,000.00	 111.48	 15,942.60 	 18.00	 2,072.243	 29,840.30
73	-	84	Sept-98		 21,000.00	 111.48	 18,831.12 	 18.00	 2,461.380	 34,631.62
85	-	96	Sept-99		 24,000.00	 111.48	 21,719.64 	 18.00	 3,249.362	 47,960.58
97	-	108	Sept-00		 27,000.00	 111.48	 24,608.16 	 18.00	 3,758.375	 60,622.59
109	-	120	Sept-01		 30,000.00	 111.48	 27,496.68 	 18.00	 4,568.658	 46,326.19
121	-	132	Sept-02		 33,000.00	 111.48	 30,385.20 	 18.00	 4,895.404	 41,121.39
133	-	144	Sept-03		 36,000.00	 111.48	 33,273.72 	 18.00	 5,246.884	 52,573.78
145	-	156	Sept-04		 39,000.00	 111.48	 36,162.24 	 18.00	 5,552.429	 61,243.29
157	-	168	Sept-05		 42,000.00	 111.48	 39,050.76 	 18.00	 5,883.553	 70,073.12
169	-	180	Sept-06		 45,000.00	 111.48	 41,939.28 	 18.00	 6,272.537	 80,978.46
				TOTAL	$ 45,000.00 	$ 3,060.72 	$ 41,939.28 	$ 270.00 		$ 80,978.46

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.60% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ]for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1996 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-97		$ 600.00	$ 300.00	$ 300.00	$ 13.20	 22.818	$ 328.58
13	-	24	Sept-98		 1,200.00	 21.60	 878.40	 13.20	 64.210	 903.43
25	-	36	Sept-99		 1,800.00	 21.60	 1,456.80	 13.20	 118.560	 1,749.95
37	-	48	Sept-00		 2,400.00	 21.60	 2,035.20	 13.20	 166.491	 2,685.50
49	-	60	Sept-01		 3,000.00	 21.60	 2,613.60	 13.20	 239.429	 2,427.81
61	-	72	Sept-02		 3,600.00	 21.60	 3,192.00	 13.20	 297.630	 2,500.09
73	-	84	Sept-03		 4,200.00	 21.60	 3,770.40	 13.20	 360.318	 3,610.39
85	-	96	Sept-04		 4,800.00	 21.60	 4,349.80	 13.20	 415.377	 4,581.61
97	-	108	Sept-05		 5,400.00	 21.60	 4,927.20	 13.20	 470.969	 5,609.24
109	-	120	Sept-06		 6,000.00	 21.60	 5,505.60	 13.20	 529.485	 6,835.66
				TOTAL	$ 6,000.00	$ 494.40	$ 5,505.60	$ 132.00		$ 6,835.66

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 10.44% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ ] for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2006, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-96		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 18.00	 117.908	$ 1,697.87
13	-	24	Sept-97		 6,000.00	 60.00	 4,440.00	 18.00	 331.892	 4,669.72
25	-	36	Sept-98		 9,000.00	 60.00	 7,380.00	 18.00	 612.862	 9,045.84
37	-	48	Sept-99		 12,000.00	 60.00	 10,320.00	 18.00	 860.649	 13,882.27
49	-	60	Sept-00		 15,000.00	 60.00	 13,260.00	 18.00	 1,237.717	 12,550.45
61	-	72	Sept-01		 18,000.00	 60.00	 16,200.00	 18.00	 1,538.605	 12,924.28
73	-	84	Sept-02		 21,000.00	 60.00	 19,140.00	 18.00	 1,862.691	 18,664.16
85	-	96	Sept-03		 24,000.00	 60.00	 22,080.00	 18.00	 2,147.340	 23,685.16
97	-	108	Sept-04		 27,000.00	 60.00	 25,020.00	 18.00	 2,434.738	 28,997.73
109	-	120	Sept-05		 30,000.00	 60.00	 27,960.00	 18.00	 2,737.257	 35,337.98
				TOTAL	$ 30,000.00	$ 2,040.00	$ 27,960.00	$ 180.00		$ 35,337.98

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.6% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2006, the charge was $[ } for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to the Fund's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DESIIO-PRO-0107
1.791856.103

Printed on recycled paper

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 75 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, as of the 30th day of November 2006.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

FIDELITY DISTRIBUTORS CORPORATION

By	/s/Steven P. Akin
Steven P. Akin, President and Director
(Signature)	(Title)	(Date)
/s/Steven P. Akin	President and Director	November 30, 2006
Steven P. Akin
/s/Ellyn A. McColgan	Director	November 30, 2006
Ellyn A. McColgan
/s/Jane Greene	Treasurer and Controller	November 30, 2006
Jane Greene

EXHIBITS

A. (1) Custodian Agreement, as amended and restated, dated as of April 26, 1999, between Fidelity Distributors Corporation and State Street Bank and Trust Company is incorporated herein by reference to Exhibit A(1) of Post-Effective Amendment No. 67.

(2) Not applicable.

(3) (a) Not applicable.

(b) Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(c) Schedule B to Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(d) Amendment to Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is electronically filed herein as Exhibit A.(3)(d).

(4) None.

(5) Not applicable.

(6) Articles of Incorporation and By-laws of Fidelity Distributors Corporation are incorporated herein by reference to Exhibit A.(6)(a) and (b), respectively, of Post-Effective Amendment No. 69.

(7) (a) The Annual Statement required by Rule 27d-2(a)(2) is electronically filed herein as Exhibit A.(7)(a).

(b) Statement of Assets, Liabilities and Surplus to Policy holders for the fiscal year ended December 31, 2005 is electronically filed herein as Exhibit A.(7)(b).

(8) (a) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is incorporated herein by reference to Exhibit 1.A.(8)(a) of Post-Effective Amendment No. 68.

(b) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is incorporated herein by reference to Exhibit 1.A.(8)(b) of Post-Effective Amendment No. 68.

(9) None.

(10) Not applicable.

(11) Not applicable.

B. (1) Not applicable.

(2) None.

C. Not applicable.